NOTE 19 WARRANT LIABILITY	12 Months Ended
Dec. 31, 2020
NOTE 19 WARRANT LIABILITY
WARRANT LIABILITY

19. WARRANT LIABILITY

The warrants are classified as a financial instrument under the principles of IFRS 9, as the exercise price is in Canadian dollars while the functional currency of the Company is the US dollar. Accordingly, warrants are remeasured to fair value at each reporting date with the change in fair value charged to change in fair value of warrant liability in the consolidated statement of loss and comprehensive loss.

	Exercise Price	Warrants	Warrant Liability
	(C$)	#	$
As at December 31, 2017		-	-
Issued		14,894,898	1,704,597
Gain on change in fair value of warrant liability			(1,598,425)
As at December 31, 2018		14,894,898	106,172
Issued	C$0.18	34,615,104	2,084,768
Exercised	C$0.19	(422,678)	(18,847)
Expired	C$0.36	(2,830,035)	-
Gain on change in fair value of warrant liability			(2,065,781)
As at December 31, 2019		46,257,289	106,312
Issued	C$0.12	69,400,524	1,061,738
Exercised	C$0.13	(49,800,176)	(5,341,149)
Expired	C$0.39	(11,642,185)	-
Loss on change in fair value of warrant liability			11,886,796
As at December 31, 2020		54,215,452	7,713,697
Less: Current portion of warrant liability		-	1,416,113
Non-current portion of warrant liability		-	6,297,584

The following table summarizes the warrants outstanding and exercisable as at December 31, 2020:

Expiry date	Number of warrants	Weighted average exercise price ($C)	Weighted average remaining life (in years)
April 02, 2021	7,643,637	0.16	0.25
May 03, 2021	2,559,470	0.16	0.34
July 22, 2021	1,018,245	0.16	0.56
August 12, 2021	928,817	0.16	0.61
August 19, 2021	929,864	0.16	0.63
September 13, 2021	102,696	0.16	0.70
September 20, 2021	102,812	0.16	0.72
April 16, 2022	5,200,000	0.10	1.29
July 15, 2022	5,416,700	0.12	1.54
August 25, 2022	1,500,000	0.05	1.65
September 09, 2022	3,746,080	0.31	1.69
November 09, 2022	24,567,131	0.12	1.86
October 05, 2023	500,000	0.05	2.76
	54,215,452	0.14	1.39

On April 23, 2018, as part of the Transaction, the Company converted convertible debentures and issued 11,373,368 share purchase warrants (note 20(b)).

On April 23, 2018, as part of the Transaction, the Company converted $50,000 of notes payable into 268,817 units; each consists of one common share and one common share purchase warrant (note 17(a)).

On June 11, 2018, the Company issued 2,000,000 units; each consists of one common share and one common share purchase warrant (note 20(b)).

On October 23, 2018, the Company converted $122,030 of notes payable into 517,132 units; each consists of one common share and one common share purchase warrant (note 20(b)).

On October 23, 2018, the Company issued 312,903 units; each consists of one common share and one common share purchase warrant (note 20(b)).

On December 14, 2018, the Company issued 422,678 units; consisting of 422,678 common shares and 422,678 common share purchase warrants (note 20(b)).

On April 2, 2019, the Company issued 21,115,000 units; each consists of one common share and one common share purchase warrant (note 20(b)). The warrants expire April 2, 2021.

On May 3, 2019, the Company issued 5,762,500 units; each consists of one common share and one common share purchase warrant (note 20(b)). The warrants expire May 3, 2021.

On July 22, 2019, pursuant to the conversion of convertible debentures, the Company issued 1,018,245 units; consisting of 1,018,245 common shares and 1,018,245 common share purchase warrant (note 20(b)). The warrants expire July 22, 2021.

On August 12, 2019, pursuant to the conversion of convertible debentures, the Company issued 928,817 units; consisting of 928,817 common shares and 928,817 common share purchase warrant (note 20(b)). The warrants expire August 12, 2021.

On August 19, 2019, pursuant to the conversion of convertible debentures, the Company issued 949,864 units; consisting of 949,864 common shares and 949,864 common share purchase warrant (note 20(b)). The warrants expire August 19, 2021.

On August 26, 2019, pursuant to the conversion of convertible debentures, the Company issued 909,090 units; consisting of 909,090 common shares and 909,090 common share purchase warrant (note 20(b)). The warrants expire August 26, 2021.

On September 13, 2019, pursuant to the conversion of convertible debentures, the Company issued 102,696 units; consisting of 102,696 common shares and 102,696 common share purchase warrant (note 20(b)). The warrants expire September 13, 2021.

On September 30, 2019, pursuant to the conversion of convertible debentures, the Company issued 102,812 units; consisting of 102,812 common shares and 102,812 common share purchase warrant (note 20(b)). The warrants expire September 20, 2021.

On July 30, 2019, pursuant to a prior marketing services agreement entered into on September 10, 2017, the Company issued 3,746,080 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of C$0.31 ($0.24) for a period of thirty-seven months following the date of issuance.

On April 2, 2020, pursuant to the conversion of convertible debentures with a face value of $268,554 (C$367,500) and accrued interest of $16,113 (C$22,050), the Company issued 3,541,366 units. Each unit is comprised of one common share and one common share purchase warrant (note 20(b)). Each warrant entitles the holder to acquire one common share at a price of $0.11 (C$0.16) for a period of two years following the closing date of the conversion.

On April 8, 2020, pursuant to the conversion of convertible debentures with a face value of $147,691 (C$207,270) and accrued interest of $8,254 (C$11,584), the Company issued 1,989,588 units. Each unit is comprised of one common share and one common share purchase warrant (note 20(b)). Each warrant entitles the holder to acquire one common share at a price of $0.11 ($C0.16) for a period of two years following the closing date of the conversion.

On April 16, 2020, pursuant to a private placement financing, the Company issued 16,325,000 units at a price of C$0.03 (C$0.04) per unit for gross proceeds of $462,399 (C$653,000).Each unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.10 (C$0.07) per share for a period of two years following the closing date of the financing.

On May 7, 2020, pursuant to the conversion of convertible debentures with a face value of $178,380 (C$250,000) and accrued interest of $20,600 (C$28,871), the Company issued 3,064,515 common shares and 3,064,515 common share purchase warrants (note 20(b)). Each warrant entitles the holder to acquire one common share at a price of $0.09 (C$0.12) for a period of one year following the closing date of the conversion.

On July 16, 2020, pursuant to a private placement financing, the Company issued 14,417,334 units for $0.04 (C$0.05) per unit for gross proceeds of $532,279 (C$720,866). Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.09 (C$0.12) per share for a period of 24 months following the closing date of the financing.

On October 5, 2020, the Company issued 500,000 warrants for $0.03 (C$0.05) pursuant to costs in connection with the acquisition of Kai Medical. Each warrant entitles the holder to acquire one common share at a price of $0.09 (C$0.12) per share for a period of 36 months following the closing date of the financing.

On November 9, 2020, pursuant to a private placement financing, the Company issued 24,567,131 units for $0.04 (C$0.05) per unit for gross proceeds of $944,257 (C$1,228,366). Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.09 (C$0.12) per share for a period of 24 months following the closing date of the financing.